OTHER CURRENT LIABILITIES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER LIABILITIES

Other current liabilities and other liabilities consist of the following:

	December 31,	December 31,
	2023	2022
Other current liabilities
Vendor payables	266,850	101,204
Liabilities arising from repurchase agreements	90,014	994,249
Accrued consumption taxes	100,280	67,020
Miscellaneous deposits received from tenants to be remitted to other service providers	109,082	88,436
Rental deposits received from tenants to be remitted to property owners	340,317	309,809
Deposits held on behalf of voluntary partnerships	74,189	33,323
Current portion of deferred government grant	27,670	-
Other payables	38,614	9,457
Total other current liabilities	1,047,016	1,603,498

Other liabilities
Leasehold and guarantee deposits received from tenants	291,530	297,004
Deferred income tax liabilities, net	85,073	117,179
Long-term trade payables	17,956	3,254
Asset retirement obligations	24,376	30,919
Non-current portion of deferred government grant	115,293	-
Total other liabilities	534,228	448,356